Fair Value of Financial Instruments - Reconciliation of All Assets and Liabilities Measured Using Level 3 Input (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Purchases, issuances and settlements:
Net interest income including cash received and paid	$ 1,200	$ 2,200
Level 3
Purchases, issuances and settlements:
Net interest income including cash received and paid			$ 8,100	$ 8,900
Securitized mortgage borrowings
Changes in fair value of assets during the period
Fair value at the beginning of the period		(2,086,557)	(2,086,557)	(2,619,210)
Purchases, issuances and settlements
Fair value at the end of the period				(2,086,557)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period	(1,614,862)	(2,086,557)	(2,086,557)
Total gains (losses) included in earnings:
Total (losses) gains included in earnings			(182,378)	14,060
Purchases, issuances and settlements:
Settlements			654,073	518,593
Fair value at the end of the period			(1,614,862)	(2,086,557)
Unrealized gains (losses) still held			2,318,296	2,500,674
Securitized mortgage borrowings | Interest expense
Total gains (losses) included in earnings:
Total (losses) gains included in earnings			(37,090)	(65,421)
Securitized mortgage borrowings | Change in fair value
Total gains (losses) included in earnings:
Total (losses) gains included in earnings			(145,288)	79,481
Long-term debt
Changes in fair value of assets during the period
Fair value at the beginning of the period	46,536	(44,413)	(44,413)	(45,434)
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(2,123)
Purchases, issuances and settlements
Fair value at the end of the period			46,536	(44,413)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period		17,587	17,587
Total gains (losses) included in earnings:
Total (losses) gains included in earnings				1,021
Purchases, issuances and settlements:
Settlements				(44,413)
Fair value at the end of the period				17,587
Long-term debt | Interest expense
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(1,499)
Total gains (losses) included in earnings:
Total (losses) gains included in earnings				(850)
Long-term debt | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			2,098
Total gains (losses) included in earnings:
Total (losses) gains included in earnings				1,899
Long-term debt | Change in instrument specific credit risk
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(2,722)
Total gains (losses) included in earnings:
Total (losses) gains included in earnings				(28)
Securitized mortgage collateral
Changes in fair value of assets during the period
Fair value at the beginning of the period	(1,639,251)	2,100,175	2,100,175	2,628,064
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			139,597	(91,815)
Purchases, issuances and settlements
Settlements			(600,521)	(436,074)
Fair value at the end of the period			(1,639,251)	2,100,175
Changes in fair value of liabilities during the period
Fair value in the beginning of the period		2,100,175	2,100,175
Purchases, issuances and settlements:
Fair value at the end of the period				2,100,175
Securitized mortgage collateral | Interest income
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(12,162)	747
Securitized mortgage collateral | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			151,759	(92,562)
Mortgage servicing rights
Changes in fair value of assets during the period
Fair value at the beginning of the period	(749)	339	339	41,470
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(126)	(21,962)
Purchases, issuances and settlements
Issuances			536	2,094
Settlements				(21,263)
Fair value at the end of the period			(749)	339
Mortgage servicing rights | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(126)	(21,962)
Interest rate lock commitments (IRLCs)
Changes in fair value of assets during the period
Fair value at the beginning of the period	(3,111)	7,275	7,275	7,791
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(4,164)	(516)
Purchases, issuances and settlements
Fair value at the end of the period			(3,111)	7,275
Interest rate lock commitments (IRLCs) | Change in fair value
Total (losses) gains included in earnings:
Total (losses) gains included in earnings			(4,164)	(516)
Recurring basis | Securitized mortgage borrowings | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period		(2,086,557)	(2,086,557)
Purchases, issuances and settlements
Fair value at the end of the period				(2,086,557)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period	(1,614,862)
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	(7,564)	(95,061)
Purchases, issuances and settlements:
Settlements	(1,622,426)	153,408
Fair value at the end of the period		(2,028,210)	(1,614,862)
Unrealized gains (losses) still held		2,405,613
Recurring basis | Securitized mortgage borrowings | Interest expense | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	(7,564)	(9,110)
Recurring basis | Securitized mortgage borrowings | Change in fair value | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings		(85,951)
Recurring basis | Long-term debt | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period		(44,413)	(44,413)
Purchases, issuances and settlements
Fair value at the end of the period				(44,413)
Changes in fair value of liabilities during the period
Fair value in the beginning of the period	(46,536)
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	(1,013)	(948)
Purchases, issuances and settlements:
Fair value at the end of the period	(47,549)	(45,361)	(46,536)
Unrealized gains (losses) still held	14,451	16,639
Recurring basis | Long-term debt | Interest expense | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	(386)	(306)
Recurring basis | Long-term debt | Change in fair value | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	1,642	1,025
Recurring basis | Long-term debt | Change in instrument specific credit risk | Level 3
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	(2,269)	(1,667)
Recurring basis | Securitized mortgage collateral | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period	1,639,251	2,100,175	2,100,175
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	11,267	77,650
Purchases, issuances and settlements
Settlements	(1,650,518)	(139,280)
Fair value at the end of the period		(2,038,545)	1,639,251	2,100,175
Unrealized gains (losses) still held		(189,589)
Recurring basis | Securitized mortgage collateral | Interest income | Level 3
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	2,019	(4,757)
Recurring basis | Securitized mortgage collateral | Change in fair value | Level 3
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	9,248	82,407
Recurring basis | Mortgage servicing rights | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period	749	339	339
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	61	38
Purchases, issuances and settlements
Issuances	46	121
Fair value at the end of the period	(856)	(498)	749	339
Unrealized gains (losses) still held	856	498
Recurring basis | Mortgage servicing rights | Change in fair value | Level 3
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	61	38
Recurring basis | Interest rate lock commitments (IRLCs) | Level 3
Changes in fair value of assets during the period
Fair value at the beginning of the period	3,111	7,275	7,275
Total (losses) gains included in earnings:
Total (losses) gains included in earnings		(2,197)
Purchases, issuances and settlements
Fair value at the end of the period	(846)	(5,078)	$ 3,111	$ 7,275
Unrealized gains (losses) still held	846	5,078
Total gains (losses) included in earnings:
Total (losses) gains included in earnings	(2,265)
Recurring basis | Interest rate lock commitments (IRLCs) | Change in fair value | Level 3
Total (losses) gains included in earnings:
Total (losses) gains included in earnings	$ (2,265)	$ (2,197)